united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	10/31

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Main International ETF

(INTL) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Main International ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mainmgtetfs.com/intl/. You can also request this information by contacting us at 1-866-383-9778. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main International ETF	$38	0.73%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$123,215,790
Number of Portfolio Holdings	9
Advisory Fee	$314,916
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.3%
Money Market Funds	0.7%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.7%
Equity	99.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI International Developed Markets ETF	40.7%
iShares Core MSCI Emerging Markets ETF	16.7%
SPDR Portfolio Europe ETF	13.2%
KraneShares CSI China Internet ETF	9.1%
SPDR Portfolio Emerging Markets ETF	6.2%
Vanguard FTSE Pacific ETF	5.6%
Franklin FTSE Mexico ETF	5.5%
Franklin FTSE Canada ETF	2.4%
State Street Institutional Money Market Fund, Premier Class	0.7%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may the Fund's prospectus, dated February 28, 2025, or upon request at 1-866-383-9778.

Effective January 30, 2025, the Fund's transfer agent and custodian changed to State Street Bank and Trust Company.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.mainmgtetfs.com/intl/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-INTL

Main Sector Rotation ETF

(SECT) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Main Sector Rotation ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mainmgtetfs.com/sect/. You can also request this information by contacting us at 1-866-383-9778. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Sector Rotation ETF	$27	0.56%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,845,859,526
Number of Portfolio Holdings	12
Advisory Fee	$4,822,721
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.9%
Money Market Funds	9.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.9%
Index Option	-0.1%
Money Market Funds	0.0%
Collateral for Securities Loaned	9.9%
Equity	99.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	18.9%
Communication Services Select Sector SPDR Fund	15.3%
Financial Select Sector SPDR Fund	13.9%
Health Care Select Sector SPDR Fund	11.0%
VanEck Semiconductor ETF	10.8%
Technology Select Sector SPDR Fund	10.2%
State Street Navigator Securities Lending Government Money Market Portfolio	9.9%
iShares Expanded Tech-Software Sector ETF	8.7%
Consumer Discretionary Select Sector SPDR Fund	8.4%
iShares U.S. Home Construction ETF	1.9%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may the Fund's prospectus, dated February 28, 2025, or upon request at 1-866-383-9778.

Effective January 30, 2025, the Fund's transfer agent and custodian changed to State Street Bank and Trust Company.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.mainmgtetfs.com/sect/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SECT

Main Thematic Innovation ETF

(TMAT) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Main Thematic Innovation ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mainmgtetfs.com/tmat/. You can also request this information by contacting us at 1-866-383-9778. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Thematic Innovation ETF	$41	0.82%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$135,504,617
Number of Portfolio Holdings	121
Advisory Fee	$488,967
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.5%
Money Market Funds	4.5%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.5%
Utilities	0.6%
Real Estate	1.0%
Money Market Funds	1.2%
Industrials	3.1%
Collateral for Securities Loaned	3.5%
Financials	4.2%
Consumer Discretionary	6.5%
Health Care	10.1%
Communications	11.8%
Technology	61.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Palantir Technologies, Inc.	4.6%
State Street Navigator Securities Lending Government Money Market Portfolio	3.5%
NVIDIA Corporation	3.4%
Broadcom, Inc.	2.5%
Cloudflare, Inc., Class A	2.2%
Snowflake, Inc., Class A	2.0%
ROBLOX Corporation, Class A	1.9%
Meta Platforms, Inc., Class A	1.8%
CACI International, Inc., Class A	1.7%
Taiwan Semiconductor Manufacturing Company Ltd.	1.6%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, dated February 28, 2025, or upon request at 1-866-383-9778.

Effective February 28, 2025, the Fund no longer invests in underlying funds.

Effective January 30, 2025, the Fund's transfer agent and custodian changed to State Street Bank and Trust Company.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.mainmgtetfs.com/tmat/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-TMAT

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Main Sector Rotation ETF
(SECT)

Main Thematic Innovation ETF
(TMAT)

Main International ETF
(INTL)

Semi-Annual Financial Statements and
Additional Information
April 30, 2025

1-866-383-9778
www.mainmgtetfs.com

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 99.1%
2,960,298	Communication Services Select Sector SPDR Fund(a)				$282,530,841
783,995	Consumer Discretionary Select Sector SPDR Fund(a)				154,650,854
5,254,515	Financial Select Sector SPDR Fund				256,210,151
1,449,032	Health Care Select Sector SPDR Fund				203,545,525
731,605	Invesco QQQ Trust Series 1(a)				347,856,230
1,664,517	iShares Expanded Tech-Software Sector ETF(a),(b)				159,910,148
388,700	iShares U.S. Home Construction ETF				35,795,383
898,443	Technology Select Sector SPDR Fund				188,646,077
943,537	VanEck Semiconductor ETF(a),(b)				199,350,497
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,505,958,211)				1,828,495,706

	SHORT-TERM INVESTMENTS — 9.9%
	COLLATERAL FOR SECURITIES LOANED - 9.9%
183,327,125	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36% (Cost $183,327,125)(c),(d)				183,327,125

		MONEY MARKET FUNDS - 0.0% (e)
618,907	State Street Institutional Money Market Fund, Premier Class, 4.24% (Cost $618,907)(d)				618,907
	TOTAL SHORT-TERM INVESTMENTS (Cost $183,946,032)				183,946,032

	TOTAL INVESTMENTS – 109.0% (Cost $1,689,904,243)				$2,012,441,738
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $1,620,763)				(1,574,580)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.9)%				(165,007,632)
	NET ASSETS - 100.0%				$1,845,859,526

Contracts(f)		Expiration Date	Exercise Price	Notional Value
		WRITTEN INDEX OPTIONS - (0.1)%
		CALL OPTIONS WRITTEN- (0.1)%
322	S&P 500 Index	05/09/2025	$5,620	$180,964,000	$1,574,580
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,620,763)

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2025 was $176,878,023.

(b)	Non-income producing security.

(c)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $183,327,125 at April 30, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $17,200,738.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(e)	Percentage rounds to less than 0.1%.

(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8%
	ADVERTISING & MARKETING - 0.3%
7,230	Trade Desk, Inc. (The), Class A(a)	$387,745

	AEROSPACE & DEFENSE - 1.2%
101,209	Archer Aviation, Inc., Class A(a)	843,071
36,924	Rocket Lab USA, Inc.(a)	804,574
		1,647,645
	ASSET MANAGEMENT - 1.6%
44,103	Robinhood Markets, Inc., Class A(a)	2,165,899

	AUTOMOTIVE - 0.7%
219,047	NIO, Inc. - ADR(a),(b)	887,140

	BIOTECH & PHARMA - 8.7%
1,446	Argenx S.E. - ADR(a)	932,872
5,784	Ascendis Pharma A/S - ADR(a)	985,825
110,608	BioCryst Pharmaceuticals, Inc.(a)	978,880
21,690	Biohaven Ltd.(a)	479,783
22,413	Bridgebio Pharma, Inc.(a)	859,763
64,336	Cargo Therapeutics, Inc.(a)	294,016
19,521	CRISPR Therapeutics A.G.(a),(b)	754,877
723	Eli Lilly & Company	649,941
20,967	Guardant Health, Inc.(a)	990,270
75,904	Immunome, Inc.(a)	667,196
5,061	Krystal Biotech, Inc.(a)	859,763
7,230	Ligand Pharmaceuticals, Inc.(a)	794,288
140,974	Recursion Pharmaceuticals, Inc., Class A(a),(b)	788,045
75,178	Rocket Pharmaceuticals, Inc.(a)	573,608
6,507	Sarepta Therapeutics, Inc.(a)	406,037
55,660	uniQure N.V.(a)	821,542
		11,836,706
	DATA CENTER REIT - 0.6%
5,061	Digital Realty Trust, Inc.	812,493

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	E-COMMERCE DISCRETIONARY - 0.4%
27,471	Revolve Group, Inc.(a)	$546,123

	ELECTRIC UTILITIES - 0.6%
3,615	Talen Energy Corporation(a)	777,514

	ELECTRICAL EQUIPMENT - 1.5%
7,227	BWX Technologies, Inc.	788,610
61,444	Hesai Group - ADR(a)	1,155,762
		1,944,372
	ENTERTAINMENT CONTENT - 7.7%
6,507	AppLovin Corporation, Class A(a)	1,752,400
9,399	Electronic Arts, Inc.	1,363,701
13,014	NetEase, Inc. - ADR	1,393,279
37,596	ROBLOX Corporation, Class A(a)	2,520,812
15,183	Sea Ltd. - ADR(a)	2,035,282
7,230	Take-Two Interactive Software, Inc.(a)	1,686,904
		10,752,378
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
6,507	Interactive Brokers Group, Inc.	1,118,228
5,784	Intercontinental Exchange, Inc.	971,538
		2,089,766
	INSURANCE - 1.1%
50,610	Lemonade, Inc.(a),(b)	1,478,824

	INTERNET MEDIA & SERVICES - 2.9%
4,338	Meta Platforms, Inc., Class A	2,381,561
10,122	Reddit, Inc., Class A(a)	1,179,922
50,610	Serve Robotics, Inc.(a),(b)	312,264
		3,873,747
	LEISURE FACILITIES & SERVICES - 5.4%
10,122	Churchill Downs, Inc.	915,130
32,535	DraftKings, Inc.(a)	1,083,090
143,866	Genius Sports Ltd.(a),(b)	1,552,315
14,460	Light & Wonder, Inc.(a)	1,234,595

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	LEISURE FACILITIES & SERVICES - 5.4% (Continued)
85,303	Rush Street Interactive, Inc.(a)	$1,034,725
63,613	Sportradar Group A.G.(a),(b)	1,470,096
		7,289,951
	MACHINERY - 0.5%
28,920	Symbotic, Inc.(a)	624,094

	MEDICAL EQUIPMENT & DEVICES - 1.4%
36,150	CareDx, Inc.(a)	610,212
4,338	Natera, Inc.(a)	654,734
11,568	PROCEPT BioRobotics Corporation(a)	624,441
		1,889,387
	OFFICE REIT - 0.4%
7,953	Alexandria Real Estate Equities, Inc.	577,865

	SEMICONDUCTORS - 13.7%
18,798	Advanced Micro Devices, Inc.(a)	1,829,985
6,507	ARM Holdings PLC - ADR(a)	742,123
14,460	Astera Labs, Inc.(a)	944,383
17,352	Broadcom, Inc.	3,339,740
634,719	Canaan, Inc. - ADR(a)	446,588
17,352	Lattice Semiconductor Corporation(a)	849,033
23,136	Marvell Technology, Inc.	1,350,448
17,352	Microchip Technology, Inc.	799,580
9,399	Micron Technology, Inc.	723,253
41,934	NVIDIA Corporation	4,567,452
13,014	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,169,304
5,061	Texas Instruments, Inc.	810,013
		18,571,902
	SOFTWARE - 31.2%
38,319	ACV Auctions, Inc.(a)	562,906
2,169	Adobe, Inc.(a)	813,332
11,568	Akamai Technologies, Inc.(a)	932,149
2,892	ANSYS, Inc.(a)	930,877
28,197	C3.ai, Inc., Class A(a)	620,616

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SOFTWARE - 31.2% (Continued)
5,784	Check Point Software Technologies Ltd.(a)	$1,269,935
24,582	Cloudflare, Inc., Class A(a)	2,969,013
2,892	Crowdstrike Holdings, Inc., Class A(a)	1,240,292
2,892	CyberArk Software Ltd.(a)	1,018,447
6,507	Datadog, Inc., Class A(a)	664,755
14,460	Doximity, Inc., Class A(a)	822,485
10,845	Fortinet, Inc.(a)	1,125,277
37,596	Gen Digital, Inc.	972,609
14,460	Gitlab, Inc., Class A(a)	674,848
29,643	Global-e Online Ltd.(a)	1,064,480
9,399	Guidewire Software, Inc.(a)	1,924,633
46,995	IonQ Inc(a)	1,290,483
9,399	Kaspi.KZ JSC - ADR	826,078
22,413	Klaviyo, Inc.(a)	682,252
4,338	Microsoft Corporation	1,714,638
3,615	MongoDB, Inc.(a)	622,395
11,568	Oracle Corporation	1,627,849
52,056	Palantir Technologies, Inc.(a)	6,165,512
5,784	Palo Alto Networks, Inc.(a)	1,081,203
7,953	Qualys, Inc.(a)	999,772
28,920	Rubrik, Inc., Class A(a)	2,039,728
46,269	SentinelOne Inc, Class A(a)	855,977
7,953	Shopify, Inc., Class A(a)	755,535
16,629	Snowflake, Inc., Class A(a)	2,652,158
41,211	Upstart Holdings, Inc.(a)	1,969,886
5,784	Zscaler, Inc.(a)	1,308,167
		42,198,287
	TECHNOLOGY HARDWARE - 3.8%
7,953	Arista Networks, Inc.(a)	654,293
11,568	Credo Technology Group Holding Ltd.(a)	498,002
152,542	D-Wave Quantum, Inc.(a)	1,054,065
80,239	Hewlett Packard Enterprise Company	1,301,477
26,751	Juniper Networks, Inc.	971,596

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TECHNOLOGY HARDWARE - 3.8% (Continued)
7,230	NetApp, Inc.	$648,893
		5,128,326
	TECHNOLOGY SERVICES - 12.8%
28,920	Affirm Holdings, Inc., Class A(a)	1,439,059
56,383	Bitdeer Technologies Group(a),(b)	539,585
5,061	CACI International, Inc., Class A(a)	2,317,280
544,364	Cipher Mining, Inc.(a),(b)	1,551,437
80,965	Core Scientific, Inc.(a)	655,817
144,589	Dlocal Ltd./Uruguay(a)	1,279,613
4,338	EPAM Systems, Inc.(a)	680,676
3,615	Fiserv, Inc.(a)	667,221
20,244	Genpact Ltd.	1,017,463
7,230	Global Payments, Inc.	551,721
44,103	Hut 8 Corporation(a)	542,908
104,098	IREN Ltd.(a)	636,039
1,446	Mastercard, Inc., Class A	792,495
159,038	Open Lending Corporation(a)	197,207
125,791	Riot Platforms, Inc.(a)	910,727
7,953	Shift4 Payments, Inc., Class A(a)	650,555
96,868	StoneCompany Ltd.(a)	1,361,964
198,803	Terawulf, Inc.(a),(b)	552,672
2,892	Visa, Inc., Class A	999,186
		17,343,625
	TELECOMMUNICATIONS - 0.8%
166,268	Vnet Group, Inc. - ADR(a)	1,045,826

	TOTAL COMMON STOCKS (Cost $141,641,708)	133,869,615

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	RIGHT — 0.0%(c)
	SOFTWARE - 0.0% (c)
9,399	Gen Digital, Inc. - CVR	$49,345
	TOTAL RIGHT (Cost $2,444)

	SHORT-TERM INVESTMENTS — 4.7%
	COLLATERAL FOR SECURITIES LOANED - 3.5%
4,734,342	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36% (Cost $4,734,342)(d),(e)	4,734,342

	MONEY MARKET FUNDS - 1.2%
1,647,519	State Street Institutional Money Market Fund, Premier Class, 4.24% (Cost $1,647,519)(e)	1,647,519
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,381,861)	6,381,861

	TOTAL INVESTMENTS - 103.5% (Cost $148,026,013)	$140,300,821
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(4,796,204)
	NET ASSETS - 100.0%	$135,504,617

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

CVR	- Contingent Value Right

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.E.	- Societas Europeae

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2025 was $6,593,039.

(c)	Percentage rounds to less than 0.1%.

(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $4,734,342 at April 30, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $2,268,738.

(e)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 99.4%
77,850	Franklin FTSE Canada ETF	$3,011,238
238,740	Franklin FTSE Mexico ETF(a)	6,736,359
378,870	iShares Core MSCI Emerging Markets ETF	20,523,388
700,650	iShares Core MSCI International Developed Markets ETF	50,180,553
347,730	KraneShares CSI China Internet ETF	11,162,133
194,625	SPDR Portfolio Emerging Markets ETF	7,666,279
355,515	SPDR Portfolio Europe ETF	16,247,036
90,825	Vanguard FTSE Pacific ETF	6,860,012
	TOTAL EXCHANGE-TRADED FUNDS (Cost $121,602,750)	122,386,998

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
919,562	State Street Institutional Money Market Fund, Premier Class, 4.24% (Cost $919,562)(b)	919,562

	TOTAL INVESTMENTS - 100.1% (Cost $122,522,312)	$123,306,560
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(90,770)
	NET ASSETS - 100.0%	$123,215,790

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Main International ETF holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2025

	Main Sector		Main Thematic		Main International
	Rotation ETF		Innovation ETF		ETF
ASSETS
Investments in Affiliated Securities, at cost	$—		$—		$6,253,355
Investments in Unaffiliated Securities, at cost	1,689,904,243		148,026,013		116,268,957
Total Investments, at cost	$1,689,904,243		$148,026,013		$122,522,312
Investments in Affiliated Securities, at value	$—		$—		$6,736,359
Investments in Unaffiliated Securities, at value	2,012,441,738		140,300,821		116,570,201
Total Investments, at value	$2,012,441,738	*	$140,300,821	*	$123,306,560	*
Cash and cash equivalents	528,085		13,833		—
Cash held for collateral at broker for options	17,754,116		—		—
Receivable for securities sold	937,827		—		—
Dividends and interest receivable	—		10,084		—
Prepaid expenses and other assets	4,171		2,683		1,004
TOTAL ASSETS	2,031,665,937		140,327,421		123,307,564

LIABILITIES
Securities lending collateral payable	183,327,125		4,734,342		—
Options Written (Premiums Received $1,620,763)	1,574,580		—		—
Investment advisory fees payable	720,233		66,739		53,092
Payable to related parties	115,683		9,139		12,989
Other accrued expenses and other liabilities	68,790		12,584		25,693
TOTAL LIABILITIES	185,806,411		4,822,804		91,774
NET ASSETS	$1,845,859,526		$135,504,617		$123,215,790

NET ASSETS CONSIST OF:
Paid in capital	$1,509,901,449		$159,232,642		$111,436,101
Accumulated earnings (losses)	335,958,077		(23,728,025)		11,779,689
NET ASSETS	$1,845,859,526		$135,504,617		$123,215,790

NET ASSET VALUE PER SHARE:
Net Assets	$1,845,859,526		$135,504,617		$123,215,790
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	36,050,000		7,280,000		5,190,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$51.20		$18.61		$23.74

*	Includes fair value of securities on loan in the amount of $176,878,023, $6,593,039 and $0 for Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF, respectively.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2025

	Main Sector Rotation ETF	Main Thematic Innovation ETF	Main International ETF
INVESTMENT INCOME
Dividends	$8,641,391	$260,457	$917,768
Dividends from affiliates	—	—	441,915
Interest	261,752	26,296	—
Securities lending income	419,327	74,149	197,511
Less: Foreign withholding taxes	—	(6,009)	—
TOTAL INVESTMENT INCOME	9,322,470	354,893	1,557,194

EXPENSES
Investment advisory fees	4,822,721	488,967	314,916
Administrative services fees	378,596	45,037	43,477
Custodian fees	72,836	5,266	4,789
Printing and postage expenses	29,696	24,747	3,712
Compliance officer fees	26,340	8,909	8,071
Professional fees	17,700	17,399	16,904
Trustees fees and expenses	11,620	6,929	6,241
Insurance expense	10,199	1,485	1,044
Transfer agent fees	16,829	8,415	8,415
Other expenses	22,273	7,424	12,374
TOTAL EXPENSES	5,408,810	614,578	419,943

NET EXPENSES	5,408,810	614,578	419,943

NET INVESTMENT INCOME (LOSS)	3,913,660	(259,685)	1,137,251

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments, unaffiliated companies	(30,805,261)	33,093	666,106
Investments, affiliated companies	—	—	(648,741)
Options written	1,071,091	—	—
In-kind redemptions, unaffiliated companies	85,869,976	19,055,205	7,576,695
In-kind redemptions, affiliated companies	—	—	5,787,963
Capital gain distributions from underlying investment companies	—	—	147,755
Net change in unrealized appreciation (depreciation) on:
Investments, unaffiliated companies	(129,479,899)	(12,722,603)	(6,703,787)
Investments, affiliated companies	—	—	(686,804)
Options written	46,183	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN	(73,297,910)	6,365,695	6,139,187

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(69,384,250)	$6,106,010	$7,276,438

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2025	Year Ended
	(Unaudited)	October 31, 2024
FROM OPERATIONS:
Net investment income	$3,913,660	$8,596,728
Net realized gain from investments, options written and in-kind redemptions	56,135,806	108,631,434
Net change in unrealized appreciation (depreciation) on investments and options written	(129,433,716)	279,480,917
Net increase (decrease) in net assets resulting from operations	(69,384,250)	396,709,079

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(6,769,850)	(6,116,485)
Decrease in net assets resulting from distributions to shareholders	(6,769,850)	(6,116,485)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	359,765,642	631,512,677
Payments for shares redeemed	(297,686,845)	(381,903,096)
Net increase in net assets resulting from shares of beneficial interest	62,078,797	249,609,581

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,075,303)	640,202,175

NET ASSETS
Beginning of Period	1,859,934,829	1,219,732,654
End of Period	$1,845,859,526	$1,859,934,829

SHARE ACTIVITY
Shares sold	6,450,000	13,150,000
Shares redeemed	(5,350,000)	(8,000,000)
Net increase in shares of beneficial interest outstanding	1,100,000	5,150,000

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2025	Year Ended
	(Unaudited)	October 31, 2024
FROM OPERATIONS:
Net investment income (loss)	$(259,685)	$61,615
Net realized gain from investments and in-kind redemptions	19,088,298	4,165,658
Net change in unrealized appreciation (depreciation) on investments	(12,722,603)	32,732,433
Net increase in net assets resulting from operations	6,106,010	36,959,706

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	104,714,572	105,614,375
Payments for shares redeemed	(115,320,905)	(85,657,160)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(10,606,333)	19,957,215

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,500,323)	56,916,921

NET ASSETS
Beginning of Period	140,004,940	83,088,019
End of Period	$135,504,617	$140,004,940

SHARE ACTIVITY
Shares sold	4,890,000	6,390,000
Shares redeemed	(5,390,000)	(5,090,000)
Net increase (decrease) in shares of beneficial interest outstanding	(500,000)	1,300,000

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2025	Year Ended
	(Unaudited)	October 31, 2024
FROM OPERATIONS:
Net investment income	$1,137,251	$3,443,946
Net realized gain from investments and in-kind redemptions	13,382,023	4,496,763
Capital gain distributions from underlying investment companies	147,755	12,382
Net change in unrealized appreciation (depreciation) on investments	(7,390,591)	11,543,648
Net increase in net assets resulting from operations	7,276,438	19,496,739

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(2,646,525)	(2,034,833)
Decrease in net assets resulting from distributions to shareholders	(2,646,525)	(2,034,833)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	78,256,940	52,931,270
Payments for shares redeemed	(72,211,461)	(49,706,860)
Net increase in net assets resulting from shares of beneficial interest	6,045,479	3,224,410

TOTAL INCREASE IN NET ASSETS	10,675,392	20,686,316

NET ASSETS
Beginning of Period	112,540,398	91,854,082
End of Period	$123,215,790	$112,540,398

SHARE ACTIVITY
Shares sold	3,340,000	2,390,000
Shares redeemed	(3,070,000)	(2,220,000)
Net increase in shares of beneficial interest outstanding	270,000	170,000

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the
	Six Months Ended		For the		For the	For the	For the		For the	For the
	April 30, 2025		Year Ended		Year Ended	Year Ended	Period* Ended		Year Ended	Year Ended
	(Unaudited)		October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021		May 31, 2021	May 31, 2020
Net asset value, beginning of year/period	$53.22		$40.93		$38.91	$43.23	$40.42		$27.72	$26.99

Income from investment operations:
Net investment income (1,6)	0.11		0.26		0.42	0.35	0.15		0.24	0.38
Net realized and unrealized gain (loss) on investments	(1.94)		12.23		1.97	(4.40)	2.77		12.83	0.74
Total from investment operations	(1.83)		12.49		2.39	(4.05)	2.92		13.07	1.12

Less distributions from:
Net investment income	(0.19)		(0.20)		(0.37)	(0.27)	(0.11)		(0.37)	(0.39)
Net realized gains	—		—		—	—	—		—	—
Total distributions	(0.19)		(0.20)		(0.37)	(0.27)	(0.11)		(0.37)	(0.39)

Net asset value, end of year/period	$51.20		$53.22		$40.93	$38.91	$43.23		$40.42	$27.72
Market price, end of year/period	$51.22		$53.25		$40.97	$38.91	$43.20		$40.46	$27.73
Total return (2)	(3.46	)% (3)	30.56%		6.16%	(9.37)%	7.25	% (3)	47.61%	4.28%
Net assets, at end of year/period (000s)	$1,845,860		$1,859,935		$1,219,733	$963,076	$1,020,289		$871,097	$535,065

Ratio of expenses to average net assets (5)	0.56	% (4)	0.66	% (8)	0.57%	0.58%	0.57	% (4)	0.59%	0.60%
Ratio of net investment income to average net assets (6)	0.41	% (4)	0.53	% (8)	1.00%	0.86%	0.88	% (4)	0.69%	1.32%
Portfolio Turnover Rate (7)	24	% (3)	22%		33%	48%	0	% (3)	27%	76%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

(8)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Ratio of expenses to average net assets (5)	N/A	0.57%	N/A	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets (6)	N/A	0.62%	N/A	N/A	N/A	N/A	N/A

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the
	Six Months Ended		For the		For the		For the		For the		For the
	April 30, 2025		Year Ended		Year Ended		Year Ended		Period* Ended		Period Ended
	(Unaudited)		October 31, 2024		October 31, 2023		October 31, 2022		October 31, 2021		May 31, 2021 (1)
Net asset value, beginning of year/period	$18.00		$12.82		$12.38		$23.68		$23.05		$25.00

Income from investment operations:
Net investment income (loss) (2)	(0.04)		0.01	(8)	0.00	(3,8)	(0.00	) (3,8)	0.00	(3,8)	(0.06	) (8)
Net realized and unrealized gain (loss) on investments	0.65		5.17		0.48	(10)	(11.28)		0.65		(1.89)
Total from investment operations	0.61		5.18		0.48		(11.28)		0.65		(1.95)

Less distributions from:
Net investment income	—		—		(0.04)		(0.02)		—		—
Return of capital	—		—		—		—		(0.02)		—
Total distributions	—		—		(0.04)		(0.02)		(0.02)		—

Net asset value, end of year/period	$18.61		$18.00		$12.82		$12.38		$23.68		$23.05
Market price, end of year/period	$18.56		$18.01		$12.84		$12.38		$23.65		$23.04
Total return (4)	3.39	% (5)	40.41%		3.88%		(47.66)%		2.82	% (5)	(7.80	)% (5)
Net assets, at end of year/period (000s)	$135,505		$140,005		$83,088		$53,602		$84,522		$68,918

Ratio of expenses to average net assets (7)	0.82	% (6)	0.85%		0.94%		0.96%		0.87	% (6)	0.86	% (6)
Ratio of net investment income (loss) to average net assets	(0.35	)% (6)	0.05	% (8)	0.03	% (8)	(0.00	)% (8)	0.02	% (6,8)	(0.72	)% (6,8)
Portfolio Turnover Rate (9)	3	% (5)	39%		52%		43%		34	% (5)	60	% (5)

(1)	The Main Thematic Innovation ETF commenced operations on January 28, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents amount less than 0.005.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

(10)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the
	Six Months Ended		For the	For the
	April 30, 2025		Year Ended	Period Ended
	(Unaudited)		October 31, 2024	October 31, 2023 (1)
Net asset value, beginning of year/period	$22.87		$19.34	$20.00

Income from investment operations:
Net investment income (2,7)	0.22		0.68	0.43
Net realized and unrealized gain (loss) on investments	1.18		3.25	(0.51)
Total from investment operations	1.40		3.93	(0.08)

Less distributions from:
Net investment income	(0.53)		(0.40)	(0.58)
Total distributions	(0.53)		(0.40)	(0.58)

Net asset value, end of year/period	$23.74		$22.87	$19.34
Market price, end of year/period	$23.70		$22.91	$19.36
Total return (3)	6.30	% (4)	20.39%	(0.53	)% (4)
Net assets, at end of year/period (000s)	$123,216		$112,540	$91,854

Ratio of gross expenses to average net assets (6)	0.73	% (5)	0.73%	0.78	% (5)
Ratio of net expenses to average net assets (6)	0.73	% (5)	0.70%	0.64	% (5)
Ratio of net investment income to average net assets (7)	1.99	% (5)	3.01%	2.26	% (5)
Portfolio Turnover Rate (8)	40	% (4)	37%	33	% (4)

(1)	The Main International ETF commenced operations on December 1, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes to financial statements.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2025

1.	ORGANIZATION

The Main Sector Rotation ETF, the Main Thematic Innovation ETF and the Main International ETF (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a Trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Main Sector Rotation ETF commenced operations on September 5, 2017. The Main Thematic Innovation ETF commenced operations on January 28, 2021. The Main International ETF commenced operations on December 1, 2022. The Main Sector Rotation ETF and the Main International ETF are “fund of funds” in that each Fund will generally invest in other investment companies.

The Funds’ investment objectives are as follows:

Main Sector Rotation ETF – seeks to outperform the S&P 500 in rising markets while limiting losses during periods of decline.

Main Thematic Innovation ETF – seeks to outperform the MSCI ACWI Index in rising markets while limiting losses during periods of decline.

Main International ETF – seeks to outperform the MSCI All Country World ex-USA Index® over a full market cycle while maintaining below-benchmark risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of each Fund’s portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Equity option contracts not listed on a securities exchange or board of trade for

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Underlying Investment Companies – The Main Sector Rotation ETF and Main International ETF may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2025 for the Funds’ investments measured at fair value:

Main Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,828,495,706	$—	$—	$1,828,495,706
Collateral For Securities Loaned	183,327,125	—	—	183,327,125
Money Market Funds	618,907	—	—	618,907
Total	$2,012,441,738	$—	$—	$2,012,441,738
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$1,574,580	$—	$1,574,580
Total	$—	$1,574,580	$—	$1,574,580

Main Thematic Innovation ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$133,869,615	$—	$—	$133,869,615
Right	49,345	—	—	$49,345
Collateral For Securities Loaned	4,734,342	—	—	4,734,342
Money Market Funds	1,647,519	—	—	1,647,519
Total	$140,300,821	$—	$—	$140,300,821

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Main International ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$122,386,998	$—	$—	$122,386,998
Money Market Funds	919,562	—	—	919,562
Total	$123,306,560	$—	$—	$123,306,560

*	Refer to the Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. The Main Sector Rotation ETF writes options with the objective of generating income by way of cash premiums received from the written options.

The Funds may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds Risk – The Main Sector Rotation ETF and Main International ETF may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivatives Risk – The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Funds’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Funds will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Funds may experience lower returns if the value of the reference index or security rises above the strike price.

Index Call Option Risk: Because the exercise of index options is settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Funds bear a risk that the value of the securities held by the Funds will vary from the value of the index and relative to the written index call option positions. Accordingly, the Funds may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Funds, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

As a writer of an index call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index underlying the call option above the sum of the premium and the strike price of the option, but will retain the risk of loss should the market value of the index underlying the call option decline. The purchaser of the index call option has the right to any appreciation in the value of the underlying index over the exercise price upon the exercise of the call option or the expiration date.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Funds (see additional information at Note 8).

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly by the Main Sector Rotation ETF and semi-annually by the Main Thematic Innovation ETF and Main International ETF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g.,

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2021, to October 31, 2024, or expected to be taken in the Funds’ October 31, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$688,961,112	$469,753,403
Main Thematic Innovation ETF	97,553,784	4,896,185
Main International ETF	118,040,723	45,415,663

For the six months ended April 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$137,740,302	$297,580,367
Main Thematic Innovation ETF	8,002,403	110,995,615
Main International ETF	6,966,109	72,963,182

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management ETF Advisors, LLC serves as the investment adviser (the “Adviser”) to the Funds. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages the Funds’ portfolios, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50%, 0.65%, and 0.55% of the average daily net assets of the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively.

For the six months ended April 30, 2025, the advisory fees incurred by each of the Funds were as follows:

Advisory Fee
Main Sector Rotation ETF	$4,822,721
Main Thematic Innovation ETF	488,967
Main International ETF	314,916

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least February 28, 2031 for Main Sector Rotation ETF and Main Thematic Innovation ETF and until at least February 28, 2026 for Main International ETF, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.65%, 0.99%, and 0.74% of the average daily net assets of the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Funds in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. The total amount of previously waived fees by the Main International ETF are $107,209 and $37,935 which are subject to recapture until October 31, 2026 and October 31, 2027, respectively. During the six months ended April 30, 2025, the Funds did not waive any advisory fees. As of April 30, 2025, there are no previously waived advisory fees subject to recapture for the Main Sector Rotation ETF and Main Thematic Innovation ETF.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund’s shares for such distribution and shareholder service activities. As of April 30, 2025, the Plan has not been activated.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – An affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds which are included in the printing and postage expenses in the Statements of Operations.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At April 30, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Main Sector Rotation ETF	$1,688,283,480	$322,583,678	$—	$322,583,678
Main Thematic Innovation ETF	$147,995,078	$14,317,710	$(22,011,967)	$(7,694,257)
Main International ETF	$122,522,312	$2,554,433	$(1,770,185)	$784,248

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the period ended October 31, 2024, and October 31, 2023 was as follows:

For the period ended October 31, 2024:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$6,116,485	$—	$—	$6,116,485
Main Thematic Innovation ETF	—	—	—	$—
Main International ETF	2,034,833	—	—	$2,034,833

For the period ended October 31, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$10,057,090	$—	$—	$10,057,090
Main Thematic Innovation ETF	159,510	—	—	$159,510
Main International ETF	1,913,795	—	—	$1,913,795

As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Main Sector Rotation ETF	$6,693,948	$—	$—	$(46,089,648)	$(509,517)	452,017,394	$412,112,177
Main Thematic Innovation ETF	—	—	—	(34,862,381)	—	5,028,346	(29,834,035)
Main International ETF	1,409,113	—	—	(2,434,176)	—	8,174,839	7,149,776

The difference between book basis and tax basis accumulated net investment income, unrealized appreciation (depreciation) and accumulated net realized loss from investments is primarily attributable to the mark-to-market on open passive foreign investment companies, the tax deferral of wash sales, and adjustments for C-Corporation return of capital distributions and straddles. In addition, the amount listed under other book/tax differences for the Funds is primarily attributable to the tax deferral of losses on straddles.

At October 31, 2024, the Funds had a capital loss carry forward for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Main Sector Rotation ETF	$37,376,026	$8,713,622	$46,089,648	$5,762,412
Main Thematic Innovation ETF	12,105,164	22,757,217	34,862,381	—
Main International ETF	2,434,176	—	2,434,176	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains (losses) on in-kind redemptions, and the book/tax basis treatment of net operating losses, resulted in reclassification for the year ended October 31, 2024 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Main Sector Rotation ETF	$98,230,318	$(98,230,318)
Main Thematic Innovation ETF	16,350,355	(16,350,355)
Main International ETF	5,100,045	(5,100,045)

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Main Sector Rotation ETF only in Creation Unit size aggregations of 50,000 shares. Shares are created and redeemed by the Main Thematic Innovation ETF and Main International ETF only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of the Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the six months ended April 30, 2025, the fixed and variable fees were as follows:

	Fixed Fees	Variable Fees
Main Sector Rotation ETF	$11,600	$—
Main Thematic Innovation ETF	$4,400	$—
Main International ETF	$1,800	$—

The Transaction Fees for the Funds are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

8.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with State Street Bank and Trust Company, each Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The Securities Lending Agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the Securities Lending Agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of April 30, 2025:

Gross Amounts Not Offset in the
Statement of Assets & Liabilities
		Gross	Net Amounts of
		Amounts Offset	Assets
		in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Cash Collateral	Net
	Assets	Liabilities	Liabilities	Instruments (1)	Pledged (1)	Amount
Main Sector Rotation ETF	$176,878,023	$—	$176,878,023	$—	$176,878,023	$—
Main Thematic Innovation ETF	$6,593,039	$—	$6,593,039	$1,858,697	$4,734,342	$—

(1)	The amount is limited to the asset balance and accordingly does not include excess collateral pledged. Non-cash collateral is not reflected in the Fund's records as the Fund does not have control of this collateral.

As of April 30, 2025, the fair value of the securities loaned for the Funds totaled $176,878,023 and $6,593,039 for the Main Sector Rotation ETF and Main Thematic Innovation ETF, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $183,327,125 and $4,734,342 for the Main Sector Rotation ETF and Main Thematic Innovation ETF, respectively, at April 30, 2025. These amounts are offset by a liability recorded as “Collateral for securities loaned.” The contractual maturity of securities purchased with the cash collateral is on an overnight and continuous basis. At April 30, 2025, the Main Sector Roation ETF and Main Thematic Innovaiton ETF received non-cash collateral of $17,200,738 and $2,268,738, respectively. The non-cash collateral consists of U.S. Treasury Notes and U.S. Treasury Inflation Indexed Bonds, with coupon rates ranging from 0.25% to 4.87% and maturity dates from 11/15/2025 to 11/15/2053 and is held at the Funds’ securities lending agent. The Fund cannot pledge or resell the collateral.

Remaining Contractual Maturity of Collateral As of April 30, 2025

		Overnight and	Up to		Greater than
	Collateral	Continuous	30 Days	30-90 days	90 days	Total
Main Sector Rotation ETF	Cash Collateral	$183,327,125	$—	$—	$—	$183,327,125
	Non-Cash Collateral	$—	$—	$—	$17,200,738	$17,200,738
		$183,327,125	$—	$—	$17,200,738	$200,527,863

Main Thematic Innovation ETF	Cash Collateral	$4,734,342	$—	$—	$—	$4,734,342
	Non-Cash Collateral	$—	$—	$—	$2,268,738	$2,268,738
		$4,734,342	$—	$—	$2,268,738	$7,003,080

9.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Main Sector Rotation ETF’s Statement of Assets and Liabilities as of April 30, 2025.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written at fair value	$1,574,580

The following is a summary of the effect of derivative instruments on the Main Sector Rotation ETF’s Statement of Operations for the six months ended April 30, 2025.

Net
	Net	Change in Unrealized
	Realized Gain	Appreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$1,071,091	$46,183

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

The average quarterly notional value of derivative instruments outstanding during the six months ended April 30, 2025, was $180,964,000.

As of April 30, 2025, the Main Sector Rotation ETF had $17,754,116 in cash held for collateral at the broker and $0 in cash held for collateral at the custodian for options as shown in the Statement of Assets and Liabilities.

10.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at April 30, 2025 are noted in a Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Main International ETF

	Fair Value				Net Change in		Dividend
	Beginning of			Realized Gain	Unrealized	Fair Value End of	Credited to	Shares End
	Period	Purchases	Sales Proceeds	(Loss)	Depreciation	Period	Income	of Period
Franklin FTSE China ETF	$14,835,488	$426,328	$(16,632,066)	$3,182,062	$(1,811,812)	$—	$316,252	—
Franklin FTSE Germany ETF	$3,244,590	$355,722	$(4,091,913)	$754,893	$(263,292)	$—	$—	—
Franklin FTSE Mexico ETF	$—	$6,265,411	$(11,818)	$(239)	$483,005	$6,736,359	$—	238,740
Franklin FTSE South Korea ETF	$10,109,136	$277,337	$(10,294,635)	$(1,406,634)	$1,314,796	$—	$28,786	—
iShares MSCI Israel ETF	$11,967,228	$390,379	$(14,557,246)	$2,609,140	$(409,501)	$—	$96,877	—
				$5,139,222	$(686,804)	$6,736,359	$441,915

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

MAIN ETFS
ADDITIONAL INFORMATION (Unaudited)
April 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By /s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 7/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 7/3/2025

By /s/ Sam Singh
Sam Singh
Principal Financial Officer
Date: 7/3/2025